Cash and Cash Equivalents (Tables)	6 Months Ended
Sep. 30, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	As of September 30, 2024	As of March 31, 2024
	(US$)	(US$)
Cash and cash equivalents
Maintained locally	-	-
Maintained overseas, unrestricted in use	313,466	246,377
Cash and cash equivalents	313,466	246,377